Geographic Concentrations - Additional Information (Detail) (Operating Segments)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
United States
Sales Information [Line Items]
Percentage of revenue	90.00%	90.00%	90.00%
Percentage of property and equipment held	84.00%	84.00%
Other Individual Country | Maximum
Sales Information [Line Items]
Percentage of property and equipment held	10.00%	10.00%